Leases - Agreement For Lease (Details) - Agreement For Lease $ in Millions	12 Months Ended
Jun. 30, 2022 USD ($) extensionOption
Disclosure of quantitative information about right-of-use assets [line items]
Leases that have not yet commenced, term (in years)	15 years
Number of extension options | extensionOption	2
Length of extension period (in years)	10 years
Leases that have not yet commenced, amount | $	$ 1,000.0